Acquisition - Summary of the Identifiable Assets Acquired and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 13, 2022	Oct. 12, 2022
Exterran Corporation [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 1.9	$ 1.9